U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

December 31, 2007

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C.  20549

Re:	Underlying Funds Trust
File No.: 811-21895

Dear Sir or Madam:

On behalf of the Trust, I have transmitted herewith for filing pursuant to Rule 8b-16(a) under the Investment Company Act of 1940, as amended, Amendment No. 9 to the Trust’s Registration Statement on Form N-1A for the purpose of adding one new series, the Energy and Natural Resources – 1 Portfolio as well as adding seven new sub-advisors:  AlphaStream Capital Management, LLC, Castle Peak Asset Management, LLC, Concise Capital Management, LP, Front Four Capital Group, LLC, Goldberg Advisers, LLC, Nicholas Investment Partners, L.P. and Osage Energy Partners, L.P.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk
For US Bancorp Fund Services